Fair Value Measurements	6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jun. 30, 2021	Jan. 31, 2021	Dec. 31, 2020
Fair Value Measurements
5.	Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset in an orderly transaction or paid to settle a liability in an orderly transaction between market participants at the measurement date. Accounting standards utilize a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels, which are described below:

•	Level 1 – Quoted prices (unadjusted) for identical assets or liabilities in active markets.

•	Level 2 – Observable inputs other than quoted prices that are either directly or indirectly observable for the asset or liability.

•	Level 3 – Unobservable inputs that are supported by little or no market activity.
These levels are not necessarily an indication of the risk of liquidity associated with the financial assets or liabilities disclosed. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement, as required under ASC
820-10
“Fair Value Measurement.”
Investments with an original maturity of three months or less at the date of purchase are considered cash equivalents, while all other investments are classified as short-term or long-term based on their maturities and their availability for use in current operations.
The following table presents our assets measured at fair value on a recurring basis:

	July31,				January 31,
	2021				2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash equivalents	$102	$—	$—	$102	$102	$—	$—	$102
Investments	—	—	—	—	—	—	—	—

Total assets	$102	—	$—	$102	$102	—	$—	$102

The Company’s PPP loan and note payable approximates fair value based on its terms and are classified as Level 2 within the fair value hierarchy.

8.	Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset in an orderly transaction or paid to settle a liability in an orderly transaction between market participants at the measurement date. Accounting standards utilize a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels, which are described below:

•	Level 1—Quoted prices (unadjusted) for identical assets or liabilities in active markets;

•	Level 2—Observable inputs other than quoted prices that are either directly or indirectly observable for the asset or liability;

•	Level 3—Unobservable inputs that are supported by little or no market activity.
These levels are not necessarily an indication of the risk of liquidity associated with the financial assets or liabilities disclosed. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement, as required under ASC
820-10
“Fair Value Measurement.”
Investments with an original maturity of three months or less at the date of purchase are considered cash equivalents, while all other investments are classified as short-term or long-term based on their maturities and their availability for use in current operations.
The following table presents our assets measured at fair value on a recurring basis:

	2021				2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash equivalents	$102	$—	$—	$102	$784	$—	$—	$784
Investments	—	—		—	—	1,401		1,401

Total assets	$102	$—	$—	$102	$784	$1,401	$—	$2,185

The Company’s PPP loan approximates fair value based on its terms and classifies it into Level 2 within the fair value hierarcy.

LGL SYSTEMS ACQUISITION CORP [Member]
Fair Value Measurements
NOTE 8. FAIR VALUE MEASUREMENTS
The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured
and reported at fair value at each reporting period, and
non-financial
assets and liabilities that are
re-measured
and reported at fair value at least annually.
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:
Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:
Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at June 30, 2021 and December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	June 30, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$173,025,088	$173,192,131
Liabilities:
Warrant liabilities – Public Warrants	1	$15,740,625	$13,972,500
Warrant liabilities – Private Warrants	3	$10,234,120	$9,464,000

Total Warrant Liabilities		$25,974,745	$23,436,500

For those warrant liabilities within the Level 3 hierarchy, the Company utilizes a Monte Carlo simulation model to estimate a fair value. Any transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. There were no transfers between levels for the periods presented.
Inherent in a Monte Carlo model are assumptions related to expected stock-price volatility, probability of completing a business combination, expected time until a business combination, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility of select peer companies. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The probability of completing a business combination is based on historical deals and current market conditions. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The following table provides quantitative information regarding Level 3 fair value measurement inputs as of their measurement dates:

	June 30, 2021	December 31, 2020
Stock price	$9.99	$10.12
Term until business combination (in years)	0.21	0.35
Volatility
Pre-merger	0.0%	0.0%
Post-merger	27.64%	36.01%
Risk-free rate	0.91%	0.41%
Dividend yield	—	—
Probability of completing a business combination	95.0%	65.0%
The warrants are revalued on each reporting period, with changes in fair value recognized in the condensed consolidated statements of operations. For the three and six month periods ended June 30, 2021, the Company recorded losses of $8,399,245 and $2,538,245, respectively. For the three and six month periods ended June 30, 2020, the Company recorded income of $657,000 and $1,780,750, respectively.
The following table reflects the changes in the fair value of the warrant liabilities for periods presented:

	For the Three Months and Six Months Ended
	June 30, 2021
	Public Warrants	Private Warrants	Total
Warrant liabilities at January 1,	$13,972,500	$9,464,000	$23,436,500

Change in fair value of warrant liabilities	(3,105,000)	(2,756,000)	(5,861,000)

Warrant liabilities at March 31,	$10,867,500	$6,708,000	$17,575,500
Change in fair value of warrant liabilities	4,873,125	3,526,120	8,399,245

Warrant liabilities at June 30,	$15,740,625	$10,234,120	$25,974,745

	For the Three Months and Six Months Ended
	June 30, 2020
	Public Warrants	Private Warrants	Total
Warrant liabilities at January 1,	$8,797,500	$5,668,000	$14,465,500

Change in fair value of warrant liabilities	(603,750)	(520,000)	(1,123,750)

Warrant liabilities at March 31,	$8,193,750	$5,148,000	$13,341,750
Change in fair value of warrant liabilities	(345,000)	(312,000)	(657,000)

Warrant liabilities at June 30,	$7,848,750	$4,836,000	$12,684,750

NOTE 11. FAIR VALUE MEASUREMENTS
The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured
and reported at fair value at each reporting period, and
non-financial
assets and liabilities that are
re-measured
and reported at fair value at least annually.
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:
Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:
Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020 and 2019 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description		December 31,
	Level	2020 (As Restated)		2019 (As Restated)
Assets:
Marketable securities held in Trust Account	1		$173,192,131	$172,626,688
Liabilities:
Warrant liabilities—Public Warrants	2		$13,972,500	$—
Warrant liabilities—Public Warrants	3	$		$8,797,500
Warrant liabilities—Private Warrants	3		$9,464,000	$5,668,000
For those warrant liabilities within the Level 3 hierarchy, the Company utilizes a Monte Carlo simulation model to estimate a fair value. The Company uses a Monte Carlo simulation model for its Private Warrants since their issuance. For its Public Warrants, the Company also used a Monte Carlo simulation model since initial issuance through the first quarter of 2020 until an established market price for the Public Warrants was available on the NYSE exchange during the second quarter of 2020. Any transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. As such, in the second quarter of 2020, the Company transferred the Public Warrants out of Level 3 and into Level 2 at a with a fair value of $7,848,750. There were no transfers between levels for the period ended December 31, 2019.
Inherent in a Monte Carlo model are assumptions related to expected stock-price volatility, probability of completing a business combination, expected time until a business combination, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility of select peer companies. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The probability of completing a business combination is based on historical deals and current market conditions. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The following table provides quantitative information regarding Level 3 fair value measurement inputs as of their measurement dates:
2019

	November 12, 2019	December 31, 2019
Stock price	$9.49	$9.49
Term until business combination (in years)	1.50	1.35
Volatility
Pre-merger	0.0%	0.0%
Post-merger	25.0%	25.0%
Risk-free rate	1.8%	1.79%
Dividend yield	—	—
Probability of completing a business combination	65.0%	65.0%

2020

	March 31, 2020	June 30, 2020
Stock price	$9.52	$9.92
Term until business combination (in years)	1.10	0.85
Volatility
Pre-merger	0.0%	0.0%
Post-merger	25.0%	21.86%
Risk-free rate	0.47%	0.38%
Dividend yield	—	—
Probability of completing a business combination	65.0%	65.0%
2020

	September 30, 2020	December 31, 2020
Stock price	$10.02	$9.92
Term until business combination (in years)	0.60	0.35
Volatility
Pre-merger	0.0%	0.0%
Post-merger	24.92%	36.01%
Risk-free rate	0.34%	0.41%
Dividend yield	—	—
Probability of completing a business combination	65.0%	65.0%
The warrants are revalued on each reporting period, with changes in fair value recognized in the statement of operations. The Company recorded $8,797,500 for the Public Warrant liabilities and $5,668,000 for the Private Warrant liabilities upon their issuance on November 12, 2019. For the year ended December 31, 2020, the Company recognized a charge to the statement of operations resulting from an increase in the fair value of warrant liabilities of $8,971,000. For the year ended December 31, 2019, there was no increase in the fair value of warrant liabilities. However, the Company recognized compensation expense of $468,000 within the statement of operations which represents the excess of the valuation of the Private Warrants at issuance relative to the proceeds received.

The following table reflects the changes in the fair value of the warrant liabilities for periods presented:

	Public Warrants	Private Warrants	Total
Warrant liabilities at April 30, 2019 (inception of Company)	$0	$0	$0
Warrant liabilities at November 12, 2019 (date of issuance)	8,797,500	5,668,000	14,465,500
Change in fair value of warrant liabilities	0	0	0

Warrant liabilities at December 31, 2019	$8,797,500	$5,668,000	$14,465,500

Change in fair value of warrant liabilities	(603,750)	(520,000)	(1,123,750)

Warrant liabilities at March 31, 2020	$8,193,750	$5,148,000	$13,341,750
Change in fair value of warrant liabilities	(345,000)	(312,000)	(657,000)

Warrant liabilities at June 30, 2020	$7,848,750	$4,836,000	$12,684,750
Change in fair value of warrant liabilities	1,552,500	1,040,000	2,592,500

Warrant liabilities at September 30, 2020	$9,401,250	$5,876,000	$15,277,250
Change in fair value of warrant liabilities	4,571,250	3,588,000	8,159,250

Warrant liabilities at December 31, 2020	$13,972,500	$9,464,000	$23,436,500